UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2010

Check here if Amendment [    ]; Amendment Number: ____
	This Amendment (Check only one.): 	[    ] is a restatement.
		[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Citibank (South Dakota), National Association
Address:	701 East 69th Street, North
		Sioux Falls, SD  57104


Form 13F File Number:	28-13954

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Kendall E. Stork
Title:		President & Chief Executive Officer
Phone:		(605) 331-1887

Signature, Place, and Date of Signing:


/s/  Kendall E. Stork		Sioux Falls, SD		August 13, 2010

Report Type (Check only one.):
[   ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2427
Name:  Citigroup Inc.